Provisions	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Provisions [Abstract]
Provisions

5.      Provisions

The following table details the changes in provisions between September 30 and June 30, 2024:

Onerous contracts $
Balance, as at September 30, 2023	878,144
Revision of estimations	(8,736)
Provisions utilized	(869,408)
Balance, as at June 30, 2024	—

13.    Provisions

The following table details the changes in provisions between September 30, 2022 and 2023:

Onerous contracts $
Balance, as at September 30, 2022 (nil as at September 30, 2021)	—
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	(487,051)
Balance, as at September 30, 2023	878,144